Post-employment benefits - Summary of Changes in Discount Rate (Detail) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Health Insurance | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	R$ (16,918)
Discount rate, decrease	18,410
Health Insurance | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	335
Discount rate, decrease	(321)
Defined benefit [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	609,697
Discount rate, decrease	652,378
Defined benefit [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	611,199
Discount rate, decrease	R$ 654,754